Assets and liabilities held for sale (Tables)	12 Months Ended
Dec. 31, 2024
Assets Held For Sale [Abstract]
Schedule of Assets and Liabilities Held For Sale
The following table summarizes the carrying value of the assets and liabilities that are classified as held for sale at December 31, 2024 and December 31, 2023.

		Note	2024	2023
Assets held for sale:
Bell Media radio stations
Property, plant and equipment		17	12	12
Intangible assets		19	26	26
Goodwill		22	17	22
OUTEDGE advertising displays
Property, plant and equipment	4,	17	22	—
Intangible assets	4,	19	3	—
Total assets held for sale			80	60
Liabilities held for sale:
Minority stake in MLSE			493	—
Bell Media radio stations
Long-term debt			7	7
Deferred tax liabilities			6	6
Other non-current liabilities			2	2
OUTEDGE advertising displays
Debt due within one year			3	—
Long-term debt			18	—
Total liabilities held for sale			529	15
Net assets held for sale			(449)	45